Retirement Plans - Information about Pension Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation:
Beginning benefit obligation	$ 18,456	$ 21,604
Service cost	306	1,204
Interest cost	639	884
Curtailment gain	(4,039)
Settlement loss	55	821
Actuarial (gain)/loss	3,007	(1,272)
Benefits paid	(1,471)	(4,785)
Ending benefit obligation	16,953	18,456
Change in plan assets, at fair value:
Beginning plan assets	15,466	13,441
Actual return	703	1,943
Employer contribution	1,515	4,900
Benefits paid	(1,471)	(4,785)
Administrative expenses	(29)	(33)
Ending plan assets	16,184	15,466
Funded status at end of year	$ (769)	$ (2,990)